OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	7/31/17

Item 1. Schedule of Investments.

Invesco American Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	VK-AMVA-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.22%

Aerospace & Defense–4.01%

Textron Inc.	1,365,920	$67,107,650

Application Software–0.46%

Citrix Systems, Inc. (b)	98,348	7,767,525

Automotive Retail–1.85%

Advance Auto Parts, Inc.	275,902	30,903,783

Broadcasting–2.73%

Scripps Networks Interactive Inc. -Class A	522,310	45,655,117

Building Products–2.17%

Johnson Controls International PLC	932,648	36,326,640

Communications Equipment–4.89%

ARRIS International PLC (b)	920,062	25,724,934
Ciena Corp. (b)	2,178,466	56,095,499
		81,820,433

Construction & Engineering–2.22%

Fluor Corp.	852,870	37,040,144

Diversified Chemicals–3.52%

Eastman Chemical Co.	707,717	58,853,746

Diversified REIT’s–4.67%

Forest City Realty Trust, Inc. -Class A	1,735,922	42,321,778
Liberty Property Trust	850,653	35,744,439
		78,066,217

Electric Utilities–4.49%

Edison International	434,715	34,203,376
FirstEnergy Corp.	1,282,110	40,912,130
		75,115,506

Electronic Equipment & Instruments–5.28%

Keysight Technologies, Inc. (b)	1,400,419	58,243,426
Zebra Technologies Corp. -Class A (b)	295,700	30,078,604
		88,322,030

Environmental & Facilities Services–0.76%

Clean Harbors, Inc. (b)	223,673	12,704,626

Health Care Distributors–2.48%

AmerisourceBergen Corp.	442,675	41,531,768

Health Care Facilities–2.29%

HealthSouth Corp.	898,116	38,223,817

Heavy Electrical Equipment–0.44%

Babcock & Wilcox Enterprises, Inc. (b)	706,151	7,414,586

Hotels, Resorts & Cruise Lines–3.95%

Royal Caribbean Cruises Ltd.	584,242	66,060,243

	Shares	Value

Industrial Machinery–1.51%

Ingersoll-Rand PLC	286,453	$25,173,490

Insurance Brokers–6.21%

Arthur J. Gallagher & Co.	815,152	47,922,786
Willis Towers Watson PLC	375,587	55,917,393
		103,840,179

Investment Banking & Brokerage–2.90%

Stifel Financial Corp. (b)	951,829	48,400,505

IT Consulting & Other Services–2.11%

Teradata Corp. (b)	1,108,311	35,266,456

Marine–2.03%

Kirby Corp. (b)	556,591	33,896,392

Movies & Entertainment–2.08%

Regal Entertainment Group -Class A	1,829,471	34,796,538

Oil & Gas Equipment & Services–2.21%

TechnipFMC PLC (United Kingdom)(b)	1,292,925	36,900,080

Oil & Gas Exploration & Production–4.80%

Devon Energy Corp.	1,448,496	48,249,402
Marathon Oil Corp.	2,614,959	31,980,948
		80,230,350

Other Diversified Financial Services–2.87%

Voya Financial, Inc.	1,221,221	47,920,712

Pharmaceuticals–2.62%

Mylan N.V. (b)	1,124,184	43,831,934

Regional Banks–14.29%

Comerica Inc.	906,959	65,582,205
KeyCorp	3,498,514	63,113,193
Wintrust Financial Corp.	695,334	52,365,604
Zions Bancorp.	1,277,695	57,905,137
		238,966,139

Specialized REIT’s–2.07%

Life Storage, Inc.	473,779	34,604,818

Specialty Chemicals–1.96%

W.R. Grace & Co.	475,567	32,795,100

Technology Hardware, Storage & Peripherals–2.00%

Diebold Nixdorf, Inc.	1,432,097	33,511,070

Trucking–1.35%

Ryder System, Inc.	308,987	22,481,894
Total Common Stocks & Other Equity Interests (Cost $1,371,620,413)		1,625,529,488

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Money Market Funds–3.23%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	32,446,526	$32,446,526
Treasury Portfolio – Institutional Class, 0.91% (c)	21,631,017	21,631,017
Total Money Market Funds (Cost $54,077,543)		54,077,543
TOTAL INVESTMENTS–100.45% (Cost $1,425,697,956)		1,679,607,031
OTHER ASSETS LESS LIABILITIES–(0.45)%		(7,573,987)
NET ASSETS–100.00%		$1,672,033,044

Investment Abbreviations:

REIT    — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco American Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $138,733,043 and $290,322,657, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$323,217,191
Aggregate unrealized (depreciation) of investment securities	(71,613,250)
Net unrealized appreciation of investment securities	$251,603,941
Cost of investments for tax purposes is $1,428,003,090.

Invesco American Value Fund

Invesco Comstock Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	VK-COM-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.94%

Aerospace & Defense–2.04%

Arconic Inc.	3,285,730	$81,453,247
Textron Inc.	3,359,225	165,038,724
		246,491,971

Aluminum–0.37%

Alcoa Corp.	1,214,559	44,209,948

Asset Management & Custody Banks–3.30%

Bank of New York Mellon Corp. (The)	3,782,656	200,594,248
State Street Corp.	2,123,115	197,938,011
		398,532,259

Automobile Manufacturers–1.97%

General Motors Co.	6,627,143	238,444,605

Automotive Retail–0.92%

Advance Auto Parts, Inc.	996,783	111,649,664

Biotechnology–2.51%

AbbVie Inc.	1,308,418	91,471,502
Biogen Inc. (b)	402,201	116,473,388
Gilead Sciences, Inc.	1,250,870	95,178,698
		303,123,588

Broadcasting–0.62%

CBS Corp. -Class B	1,139,647	75,022,962

Building Products–1.31%

Johnson Controls International PLC	4,061,802	158,207,188

Cable & Satellite–1.24%

Charter Communications, Inc. -Class A (b)	167,597	65,682,941
Comcast Corp. -Class A	2,083,705	84,285,867
		149,968,808

Communications Equipment–2.61%

Cisco Systems, Inc.	10,009,939	314,812,582

Construction Machinery & Heavy Trucks–1.66%

Caterpillar Inc.	1,755,747	200,067,371

Consumer Finance–1.53%

Ally Financial Inc.	8,172,533	185,026,147

Data Processing & Outsourced Services–1.00%

PayPal Holdings, Inc. (b)	2,059,787	120,600,529

Diversified Banks–16.34%

Bank of America Corp.	22,657,335	546,494,920
Citigroup Inc.	10,499,074	718,661,615
JPMorgan Chase & Co.	4,645,074	426,417,793
U.S. Bancorp	919,279	48,519,546

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	4,328,987	$233,505,559
		1,973,599,433

Drug Retail–0.83%

CVS Health Corp.	1,254,582	100,278,739

Electric Utilities–0.63%

FirstEnergy Corp.	2,391,090	76,299,682

Electrical Components & Equipment–2.35%

Eaton Corp. PLC	2,562,701	200,531,353
Emerson Electric Co.	1,395,192	83,167,395
		283,698,748

Fertilizers & Agricultural Chemicals–0.67%

CF Industries Holdings, Inc.	2,776,443	81,488,602

Health Care Distributors–1.08%

Cardinal Health, Inc.	670,665	51,815,578
McKesson Corp.	488,066	79,003,243
		130,818,821

Health Care Equipment–0.79%

Medtronic PLC	1,136,236	95,409,737

Hotels, Resorts & Cruise Lines–2.75%

Carnival Corp.	4,978,452	332,461,025

Hypermarkets & Super Centers–1.14%

Wal-Mart Stores, Inc.	1,728,094	138,230,239

Industrial Conglomerates–1.00%

General Electric Co.	4,698,470	120,327,817

Industrial Machinery–0.61%

Ingersoll-Rand PLC	836,667	73,526,296

Integrated Oil & Gas–8.83%

BP PLC -ADR (United Kingdom)	5,851,133	205,608,814
Chevron Corp.	1,927,835	210,500,304
Occidental Petroleum Corp.	1,584,466	98,125,979
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,452,736	251,713,166
Suncor Energy, Inc. (Canada)	9,210,078	300,432,744
		1,066,381,007

Internet Software & Services–2.03%

Altaba Inc. (b)	889,631	51,954,450
eBay Inc. (b)	5,390,456	192,600,993
		244,555,443

Investment Banking & Brokerage–3.23%

Goldman Sachs Group, Inc. (The)	584,286	131,657,165
Morgan Stanley	5,496,598	257,790,446
		389,447,611

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

IT Consulting & Other Services–0.69%

Cognizant Technology Solutions Corp. -Class A	1,201,911	$83,316,471

Life & Health Insurance–2.55%

Aflac, Inc.	835,247	66,610,948
MetLife, Inc.	4,396,787	241,823,285
		308,434,233

Managed Health Care–1.37%

Anthem, Inc.	885,543	164,896,962

Movies & Entertainment–1.08%

Twenty-First Century Fox, Inc. -Class B	4,525,748	129,843,710

Multi-Line Insurance–1.56%

American International Group, Inc.	2,871,615	187,947,202

Oil & Gas Equipment & Services–0.89%

Halliburton Co.	2,519,575	106,930,763

Oil & Gas Exploration & Production–4.61%

Canadian Natural Resources Ltd. (Canada)	3,392,985	103,769,415
Devon Energy Corp.	4,471,096	148,932,208
Hess Corp.	3,030,007	134,956,512
Marathon Oil Corp.	9,600,955	117,419,679
QEP Resources Inc. (b)	5,951,151	51,001,364
		556,079,178

Packaged Foods & Meats–1.09%

Danone S.A. (France)	1,766,564	131,909,633

Paper Packaging–0.89%

International Paper Co.	1,953,183	107,386,001

Personal Products–0.72%

Unilever N.V. -New York Shares (United Kingdom)	1,499,355	87,217,480

Pharmaceuticals–6.66%

Merck & Co., Inc.	2,281,354	145,732,894
Mylan N.V. (b)	2,994,833	116,768,539
Novartis AG (Switzerland)	1,357,740	115,683,772
Pfizer Inc.	6,863,122	227,581,125
Sanofi -ADR (France)	4,178,707	197,903,563
		803,669,893

Property & Casualty Insurance–1.44%

Allstate Corp. (The)	1,911,108	173,910,828

Regional Banks–5.64%

Citizens Financial Group, Inc.	3,915,633	137,360,405
Fifth Third Bancorp	8,531,247	227,784,295
KeyCorp	2,664,693	48,071,062
PNC Financial Services Group, Inc. (The)	2,077,235	267,547,868
		680,763,630

	Shares	Value

Semiconductors–2.06%

Intel Corp.	3,923,096	$139,152,215
QUALCOMM Inc.	2,057,433	109,434,861
		248,587,076

Systems Software–1.63%

Microsoft Corp.	2,712,817	197,221,796

Technology Hardware, Storage & Peripherals–0.96%

NetApp, Inc.	2,673,345	116,076,640

Wireless Telecommunication Services–0.74%

Vodafone Group PLC (United Kingdom)	30,588,525	89,599,265
Total Common Stocks & Other Equity Interests (Cost $8,974,754,395)		11,826,471,583

Money Market Funds–2.38%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	172,395,385	172,395,385
Treasury Portfolio – Institutional Class, 0.91% (c)	114,930,257	114,930,257
Total Money Market Funds (Cost $287,325,642)		287,325,642
TOTAL INVESTMENTS–100.32% (Cost $9,262,080,037)		12,113,797,225
OTHER ASSETS LESS LIABILITIES–(0.32)%		(38,052,653)
NET ASSETS–100.00%		$12,075,744,572

Investment Abbreviations:

ADR     —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$11,826,471,583	$—	$—	$11,826,471,583
Money Market Funds	287,325,642	—	—	287,325,642
	12,113,797,225	—	—	12,113,797,225
Forward Foreign Currency Contracts*	—	(64,960,947)	—	(64,960,947)
Total Investments	$12,113,797,225	$(64,960,947)	$—	$12,048,836,278

*Unrealized appreciation (depreciation).

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/04/2017	Barclays Bank PLC	CAD	105,456,383	USD	79,533,720	$84,590,492	$(5,056,772)
08/04/2017	Barclays Bank PLC	CHF	23,290,141	USD	23,954,519	24,089,049	(134,530)
08/04/2017	Barclays Bank PLC	EUR	122,355,453	USD	136,831,656	144,847,827	(8,016,171)
08/04/2017	Barclays Bank PLC	GBP	50,611,982	USD	63,961,398	66,789,859	(2,828,461)
08/04/2017	Barclays Bank PLC	USD	1,591,558	CAD	2,083,518	1,671,267	79,709
08/04/2017	Barclays Bank PLC	USD	953,411	CHF	915,945	947,364	(6,047)
08/04/2017	Barclays Bank PLC	USD	1,434,094	GBP	1,115,213	1,471,686	37,592
08/04/2017	CIBC World Markets Corp.	CAD	105,455,283	USD	79,504,588	84,589,609	(5,085,021)
08/04/2017	CIBC World Markets Corp.	CHF	23,290,141	USD	23,958,831	24,089,049	(130,218)
08/04/2017	CIBC World Markets Corp.	EUR	134,511,260	USD	150,883,945	159,238,213	(8,354,268)
08/04/2017	CIBC World Markets Corp.	GBP	50,603,205	USD	64,026,970	66,778,276	(2,751,306)
08/04/2017	Goldman Sachs International	CAD	105,456,383	USD	79,500,323	84,590,492	(5,090,169)
08/04/2017	Goldman Sachs International	CHF	23,290,141	USD	23,968,448	24,089,049	(120,601)
08/04/2017	Goldman Sachs International	EUR	129,579,569	USD	144,647,517	153,399,939	(8,752,422)
08/04/2017	Goldman Sachs International	GBP	50,603,205	USD	64,030,259	66,778,276	(2,748,017)
08/04/2017	Goldman Sachs International	USD	600,971	EUR	535,984	634,512	33,541
08/04/2017	RBC Capital Markets Corp.	CAD	105,456,383	USD	79,533,300	84,590,492	(5,057,192)
08/04/2017	RBC Capital Markets Corp.	CHF	23,306,988	USD	23,979,098	24,106,474	(127,376)
08/04/2017	RBC Capital Markets Corp.	EUR	124,672,499	USD	139,503,283	147,590,812	(8,087,529)
08/04/2017	RBC Capital Markets Corp.	GBP	50,603,205	USD	64,010,271	66,778,276	(2,768,005)
08/04/2017	RBC Capital Markets Corp.	USD	924,680	CHF	896,253	926,996	2,316
Total Forward Foreign Currency Contracts — Currency Risk							$(64,960,947)

Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar
EUR	—	Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $353,452,764 and $666,174,353, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,307,508,603
Aggregate unrealized (depreciation) of investment securities	(465,827,660)
Net unrealized appreciation of investment securities	$2,841,680,943
Cost of investments for tax purposes is $9,272,116,282.

Invesco Comstock Fund

Invesco Dividend Income Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	I-DIVI-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.39%

Aerospace & Defense–1.50%

General Dynamics Corp.	72,170	$14,169,136
Lockheed Martin Corp.	78,104	22,816,522
		36,985,658

Air Freight & Logistics–1.27%

United Parcel Service, Inc. -Class B	284,393	31,365,704
Asset Management & Custody Banks–2.06%
Federated Investors, Inc. -Class B	503,644	14,520,056
Waddell & Reed Financial, Inc. -Class A	1,757,982	36,337,488
		50,857,544

Drug Retail–0.64%

Walgreens Boots Alliance, Inc.	195,878	15,801,478

Electric Utilities–7.33%

American Electric Power Co., Inc.	279,113	19,688,631
Duke Energy Corp.	440,351	37,482,677
Exelon Corp.	1,414,195	54,220,236
Pinnacle West Capital Corp.	280,553	24,332,362
Portland General Electric Co.	632,963	28,287,117
Xcel Energy, Inc.	348,717	16,497,801
		180,508,824

Electrical Components & Equipment–2.41%

ABB Ltd. (Switzerland)	967,012	22,665,158
Emerson Electric Co.	615,844	36,710,461
		59,375,619

Food Distributors–0.81%

Sysco Corp.	377,580	19,868,260

Gas Utilities–5.79%

National Fuel Gas Co.	649,939	38,482,888
Southwest Gas Holdings, Inc.	262,591	21,033,539
WGL Holdings Inc.	969,747	83,126,713
		142,643,140

General Merchandise Stores–1.73%

Target Corp.	751,763	42,602,409

Household Products–4.30%

Kimberly-Clark Corp.	259,472	31,956,572
Procter & Gamble Co. (The)	814,982	74,016,665
		105,973,237

Industrial Machinery–1.43%

Kennametal Inc.	953,950	35,200,755

	Shares	Value

Integrated Oil & Gas–6.66%

Exxon Mobil Corp.	470,211	$37,635,688
Royal Dutch Shell PLC -Class B (United Kingdom)	631,056	17,998,728
Suncor Energy, Inc. (Canada)	1,808,742	59,002,637
TOTAL S.A. (France)	974,042	49,464,153
		164,101,206

Integrated Telecommunication Services–8.47%

AT&T Inc.	1,708,183	66,619,137
BT Group PLC (United Kingdom)	10,373,040	42,907,828
CenturyLink Inc.	536,542	12,485,332
Deutsche Telekom AG (Germany)	2,231,878	40,768,872
Verizon Communications Inc.	950,037	45,981,791
		208,762,960

Motorcycle Manufacturers–1.08%

Harley-Davidson, Inc.	546,098	26,578,590

Multi-Utilities–8.36%

CMS Energy Corp.	366,826	16,962,034
Dominion Energy, Inc.	881,566	68,039,264
National Grid PLC (United Kingdom)	2,012,556	24,876,415
Public Service Enterprise Group Inc.	1,448,331	65,131,445
Sempra Energy	274,901	31,066,562
		206,075,720

Packaged Foods & Meats–6.00%

Campbell Soup Co.	395,948	20,917,933
General Mills, Inc.	1,038,055	57,778,141
Kraft Heinz Co. (The)	438,403	38,342,726
Nestle S.A. (Switzerland)	365,705	30,894,529
		147,933,329

Paper Packaging–2.15%

International Paper Co.	654,228	35,969,456
Sonoco Products Co.	349,611	16,949,141
		52,918,597

Pharmaceuticals–8.20%

Bayer AG (Germany)	168,386	21,354,272
Bristol-Myers Squibb Co.	894,293	50,885,272
Eli Lilly and Co.	581,629	48,077,453
Johnson & Johnson	199,334	26,455,608
Merck & Co., Inc.	863,212	55,141,983
		201,914,588

Property & Casualty Insurance–1.11%

Travelers Cos., Inc. (The)	212,481	27,216,691

Regional Banks–4.98%

Cullen/Frost Bankers, Inc.	277,527	25,193,901
M&T Bank Corp.	482,418	78,706,497

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Regional Banks–(continued)

Prosperity Bancshares, Inc.	292,414	$18,743,737
		122,644,135

Restaurants–3.34%

Darden Restaurants, Inc.	167,669	14,064,076
McDonald’s Corp.	439,989	68,259,893
		82,323,969

Semiconductors–1.57%

Analog Devices, Inc.	6,135	484,726
Microchip Technology Inc.	477,323	38,204,933
		38,689,659

Soft Drinks–3.02%

Coca-Cola Co. (The)	1,624,404	74,462,679

Specialized REIT’s–1.92%

Weyerhaeuser Co.	1,434,742	47,375,181

Tobacco–4.26%

Altria Group, Inc.	396,480	25,759,306
Imperial Brands PLC (United Kingdom)	833,785	34,385,048
Philip Morris International Inc.	383,588	44,768,555
		104,912,909
Total Common Stocks & Other Equity Interests (Cost $1,879,382,088)		2,227,092,841

	Shares	Value

Money Market Funds–9.50%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	140,423,252	$140,423,252
Treasury Portfolio – Institutional Class, 0.91% (b)	93,615,501	93,615,501
Total Money Market Funds (Cost $234,038,753)		234,038,753
TOTAL INVESTMENTS–99.89% (Cost $2,113,420,841)		2,461,131,594
OTHER ASSETS LESS LIABILITIES–0.11%		2,634,491
NET ASSETS–100.00%		$2,463,766,085

Investment Abbreviations:

REIT     —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Dividend Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$2,061,810,882	$165,281,959	$—	$2,227,092,841
Money Market Funds	234,038,753	—	—	234,038,753
	2,295,849,635	165,281,959	—	2,461,131,594
Forward Foreign Currency Contracts*	—	(1,740,401)	—	(1,740,401)
Total Investments	$2,295,849,635	$163,541,558	$—	$2,459,391,193

* Unrealized appreciation (depreciation).

Invesco Dividend Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/22/2017	Citigroup Global Markets Inc.	CAD	11,662,639	USD	9,272,547	$9,361,535	$(88,988)
09/22/2017	Citigroup Global Markets Inc.	EUR	15,750,457	USD	18,215,324	18,696,104	(480,780)
09/22/2017	Goldman Sachs International	CAD	11,662,639	USD	9,271,368	9,361,536	(90,168)
09/22/2017	Goldman Sachs International	EUR	15,741,570	USD	18,200,560	18,685,555	(484,995)
09/22/2017	Merrill Lynch International	CAD	11,637,130	USD	9,248,663	9,341,060	(92,397)
09/22/2017	Merrill Lynch International	EUR	15,741,570	USD	18,184,661	18,685,555	(500,894)
09/22/2017	Merrill Lynch International	USD	668,079	CAD	836,903	671,777	3,698
09/22/2017	State Street Bank and Trust Co.	EUR	293,805	USD	342,876	348,753	(5,877)
Total Forward Foreign Currency Contracts—Currency Risk							$(1,740,401)

Currency Abbreviations:

CAD    —   Canadian Dollar

EUR    —   Euro

USD    —   U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $138,983,041 and $76,355,708, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$384,082,044
Aggregate unrealized (depreciation) of investment securities	(36,397,145)
Net unrealized appreciation of investment securities	$347,684,899
Cost of investments for tax purposes is $2,113,446,695.

Invesco Dividend Income Fund

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	I-ENE-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.51%

Integrated Oil & Gas–29.69%

BP PLC -ADR (United Kingdom)	1,049,542	$36,880,906
Cenovus Energy Inc. (Canada)	1,812,251	15,218,984
Chevron Corp.	308,607	33,696,798
Exxon Mobil Corp.	176,392	14,118,415
Occidental Petroleum Corp.	324,513	20,097,090
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	626,475	35,414,632
Suncor Energy, Inc. (Canada)	1,268,339	41,374,251
		196,801,076

Oil & Gas Drilling–3.58%

Ensco PLC -Class A	1,166,834	6,172,552
Helmerich & Payne, Inc.	346,632	17,546,512
		23,719,064

Oil & Gas Equipment & Services–14.97%

Baker Hughes, a GE Co.	274,234	10,116,492
Core Laboratories N.V.	227,609	22,881,533
Halliburton Co.	337,712	14,332,497
Oceaneering International, Inc.	355,817	9,126,706
Schlumberger Ltd.	302,863	20,776,402
Superior Energy Services, Inc. (b)	1,220,656	13,134,258
Tidewater Inc. (b)	478,960	445,433
Weatherford International PLC (b)	1,889,930	8,429,088
		99,242,409

Oil & Gas Exploration & Production–45.85%

Anadarko Petroleum Corp.	425,728	19,442,998
Apache Corp.	475,893	23,547,186
Cabot Oil & Gas Corp.	1,071,613	26,651,015
Canadian Natural Resources Ltd. (Canada)	1,184,367	36,222,109
Cobalt International Energy, Inc. (b)	605,398	1,561,927
Concho Resources Inc. (b)	109,605	14,277,147
Devon Energy Corp.	846,353	28,192,018
EOG Resources, Inc.	242,131	23,036,343
Hess Corp.	578,229	25,754,320

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Noble Energy, Inc.	1,115,114	$32,237,946
PrairieSky Royalty Ltd. (Canada)	1,343,677	33,366,949
Range Resources Corp.	860,247	18,159,814
Tullow Oil PLC (Ghana)(b)	3,898,268	8,684,661
Whiting Petroleum Corp. (b)	2,449,852	12,861,723
		303,996,156

Oil & Gas Refining & Marketing–5.42%

Caltex Australia Ltd. (Australia)	615,057	15,319,427
Phillips 66	246,451	20,640,271
		35,959,698
Total Common Stocks & Other Equity Interests (Cost $827,486,821)		659,718,403

	Principal Amount

Bonds & Notes–0.68%

Oil & Gas Exploration & Production–0.68%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024 (Cost $7,555,494)	$17,188,000	4,511,850

	Shares

Money Market Funds–0.16%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	632,728	632,728
Treasury Portfolio – Institutional Class, 0.91% (c)	421,818	421,818
Total Money Market Funds (Cost $1,054,546)		1,054,546
TOTAL INVESTMENTS–100.35% (Cost $836,096,861)		665,284,799
OTHER ASSETS LESS LIABILITIES–(0.35)%		(2,296,284)
NET ASSETS–100.00%		$662,988,515

Investment Abbreviations:
ADR	—	American Depositary Receipt
Conv.	—	Convertible
Sr.	—	Senior
Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Energy Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Energy Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$651,033,742	$8,684,661	$—	$659,718,403
Bonds & Notes	—	4,511,850	—	4,511,850
Money Market Funds	1,054,546	—	—	1,054,546
Total Investments	$652,088,288	$13,196,511	$—	$665,284,799

Invesco Energy Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $6,666,405 and $43,286,819, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,727,571
Aggregate unrealized (depreciation) of investment securities	(254,521,311)
Net unrealized appreciation (depreciation) of investment securities	$(182,793,740)
Cost of investments for tax purposes is $848,078,539.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	I-GPM-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.77%

Australia–0.74%

Gold Road Resources Ltd. (a)	4,434,714	$2,287,883

Canada–75.75%

Agnico Eagle Mines Ltd.	259,253	12,109,708
Alamos Gold Inc. -Class A	1,131,553	8,014,127
Atlantic Gold Corp. (a)	1,428,669	1,673,035
B2Gold Corp. (a)	3,421,977	8,590,967
Barrick Gold Corp.	569,120	9,623,819
Belo Sun Mining Corp. (a)	11,500,647	5,995,926
Chesapeake Gold Corp. (a)	443,135	1,119,611
Continental Gold Inc. (a)	3,909,680	10,630,692
Detour Gold Corp. (a)	735,672	9,252,326
Franco-Nevada Corp.	201,775	14,619,078
Goldcorp, Inc.	901,055	11,830,852
INV Metals Inc. (a)	1,428,320	1,019,615
Ivanhoe Mines Ltd. -Class A (a)	2,820,885	11,131,946
Kinross Gold Corp. (a)	4,235,184	17,460,474
Lundin Gold Inc. (a)	2,372,454	8,772,419
Nevsun Resources Ltd.	1,688,833	4,564,963
New Gold Inc. (a)	2,762,464	9,239,603
Premier Gold Mines Ltd. (a)	1,485,751	4,039,860
Pretium Resources Inc. (a)	917,132	8,812,706
Primero Mining Corp. (a)	2,426,736	875,902
Sandstorm Gold Ltd. (a)	1,740,704	7,176,433
SEMAFO Inc. (a)	3,453,504	8,337,716
Superior Gold Inc. (a)	1,015,934	839,312
TMAC Resources Inc. -REGS (a)(b)	454,473	3,955,109
Torex Gold Resources Inc. (a)	965,139	17,595,837
Turquoise Hill Resources Ltd. (a)	5,914,886	19,451,400
Wheaton Precious Metals Corp.	620,555	12,603,472
Yamana Gold Inc.	1,897,681	4,933,970
		234,270,878

Mali–2.20%

Randgold Resources Ltd. -ADR	73,101	6,794,007

Mexico–2.10%

Fresnillo PLC	320,058	6,486,536

Monaco–2.08%

Endeavour Mining Corp. (a)	337,640	6,429,175

South Africa–1.32%

Gold Fields Ltd. -ADR	1,025,845	4,093,122

Tanzania–0.86%

Acacia Mining PLC	1,166,074	2,680,200

	Shares	Value

United States–14.72%

Argonaut Gold, Inc. (a)	1,313,541	$2,307,323
Boart Longyear Ltd. (a)	8,083,336	345,201
Coeur Mining, Inc. (a)	283,893	2,350,634
iShares® Gold Trust - ETF (a)	671,900	8,210,618
Newmont Mining Corp.	411,667	15,301,662
SPDR® Gold Trust - ETF (a)	83,900	10,130,925
Tahoe Resources Inc.	1,255,424	6,867,449
		45,513,812
Total Common Stocks & Other Equity Interests (Cost $313,786,780)		308,555,613

Money Market Funds–0.84%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	1,560,860	1,560,860
Treasury Portfolio – Institutional Class, 0.91% (c)	1,040,574	1,040,574
Total Money Market Funds (Cost $2,601,434)		2,601,434
TOTAL INVESTMENTS–100.61% (Cost $316,388,214)		311,157,047
OTHER ASSETS LESS LIABILITIES–(0.61)%		(1,890,540)
NET ASSETS–100.00%		$309,266,507

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
REGS	—Regulation S
SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 1.28% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Gold & Precious Metals Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Australia	$2,287,883	$—	$—	$2,287,883
Canada	234,270,878	—	—	234,270,878
Mali	6,794,007	—	—	6,794,007
Mexico	6,486,536	—	—	6,486,536
Monaco	6,429,175	—	—	6,429,175
South Africa	4,093,122	—	—	4,093,122
Tanzania	2,680,200	—	—	2,680,200
United States	45,168,611	345,201	—	45,513,812
Money Market Funds	2,601,434	—	—	2,601,434
Total Investments	$310,811,846	$345,201	$—	$311,157,047

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $15,735,147 and $12,558,549, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$53,818,815
Aggregate unrealized (depreciation) of investment securities	(105,428,783)
Net unrealized appreciation (depreciation) of investment securities	$(51,609,968)
Cost of investments for tax purposes is $362,767,015.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings July 31, 2017

invesco.com/us	VK-MCG-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.20%

Aerospace & Defense–1.38%

Raytheon Co.	220,563	$37,886,107

Airlines–1.01%

Alaska Air Group, Inc.	325,926	27,778,673

Alternative Carriers–1.10%

Zayo Group Holdings, Inc. (b)	926,041	30,364,884

Apparel Retail–1.13%

Burlington Stores, Inc. (b)	356,594	31,034,376

Application Software–5.29%

Cadence Design Systems, Inc. (b)	738,428	27,247,993

Guidewire Software Inc. (b)	532,054	38,393,017

SS&C Technologies Holdings, Inc.	1,065,568	41,301,416

Tyler Technologies, Inc. (b)	224,910	38,641,787

		145,584,213

Auto Parts & Equipment–1.03%

Delphi Automotive PLC	313,298	28,328,405

Biotechnology–3.42%

BioMarin Pharmaceutical Inc. (b)	382,382	33,546,373

Neurocrine Biosciences, Inc. (b)	817,705	39,274,371

TESARO, Inc. (b)(c)	165,476	21,124,666

		93,945,410

Building Products–4.64%

A.O. Smith Corp.	503,994	26,988,879

Allegion PLC	458,958	37,285,748

Masco Corp.	889,796	33,927,921

Owens Corning	436,734	29,283,015

		127,485,563

Cable & Satellite–0.80%

DISH Network Corp. -Class A(b)	342,769	21,947,499

Casinos & Gaming–1.39%

Wynn Resorts Ltd.	294,495	38,089,983

Communications Equipment–1.10%

F5 Networks, Inc. (b)	251,186	30,330,710

Construction Machinery & Heavy Trucks–0.60%

WABCO Holdings Inc. (b)	120,700	16,604,699

Construction Materials–1.14%

Summit Materials, Inc. -Class A (b)	1,100,145	31,288,124

Data Processing & Outsourced Services–4.42%

Broadridge Financial Solutions, Inc.	444,275	33,702,701

Fidelity National Information Services, Inc.	575,019	52,453,233

	Shares	Value

Data Processing & Outsourced Services–(continued)

Vantiv, Inc. -Class A (b)	558,025	$35,462,489

		121,618,423

Distillers & Vintners–2.11%

Constellation Brands, Inc. -Class A	300,692	58,138,798

Diversified Chemicals–0.94%

Chemours Co. (The)	544,175	25,908,172

Electrical Components & Equipment–1.25%

Acuity Brands, Inc.	169,906	34,431,451

Electronic Components–1.71%

Amphenol Corp. -Class A	612,675	46,943,159

Electronic Manufacturing Services–0.97%

Flex Ltd. (b)	1,665,924	26,638,125

Environmental & Facilities Services–0.90%

Republic Services, Inc.	385,359	24,747,755

Financial Exchanges & Data–4.76%

CBOE Holdings Inc.	324,122	30,639,253

Intercontinental Exchange, Inc.	576,473	38,456,514

Nasdaq, Inc.	480,512	35,735,677

S&P Global Inc.	170,111	26,127,348

		130,958,792

General Merchandise Stores–0.76%

Dollar Tree, Inc. (b)	289,592	20,873,791

Health Care Distributors–1.63%

Henry Schein, Inc. (b)	246,075	44,837,326

Health Care Equipment–5.69%

Boston Scientific Corp. (b)	1,669,717	44,447,867

DexCom Inc. (b)	517,620	34,478,668

Hologic, Inc. (b)	928,457	41,047,084

Penumbra, Inc. (b)(c)	448,435	36,614,718

		156,588,337

Home Entertainment Software–2.26%

Electronic Arts Inc. (b)	532,399	62,152,259

Homebuilding–0.58%

D.R. Horton, Inc.	446,464	15,934,300

Hotels, Resorts & Cruise Lines–0.77%

Royal Caribbean Cruises Ltd.	188,266	21,287,237

Housewares & Specialties–1.40%

Newell Brands, Inc.	730,363	38,504,737

Human Resource & Employment Services–0.91%

Robert Half International, Inc.	550,531	24,911,528

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Industrial Machinery–2.04%

John Bean Technologies Corp.	143,989	$13,304,584

Stanley Black & Decker Inc.	304,648	42,860,927

		56,165,511

Internet & Direct Marketing Retail–0.58%

Expedia, Inc.	101,062	15,813,171

Internet Software & Services–3.89%

CoStar Group Inc. (b)	180,966	49,865,181

GoDaddy, Inc. -Class A (b)	494,683	21,261,475

LogMeIn, Inc.	306,795	35,726,278

		106,852,934

Investment Banking & Brokerage–4.28%

E*TRADE Financial Corp. (b)	1,655,975	67,894,975

TD Ameritrade Holding Corp.	1,090,501	49,868,611

		117,763,586

IT Consulting & Other Services–1.31%

Gartner, Inc. (b)	280,979	36,055,225

Leisure Products–1.07%

Brunswick Corp.	518,887	29,374,193

Life Sciences Tools & Services–1.47%

INC Research Holdings, Inc. -Class A(b)	733,053	40,317,915

Managed Health Care–2.49%

Centene Corp. (b)	430,233	34,169,105

Humana Inc.	148,617	34,360,250

		68,529,355

Metal & Glass Containers–1.09%

Berry Global Group, Inc. (b)	536,653	30,095,500

Movies & Entertainment–1.37%

Cinemark Holdings, Inc.	967,751	37,645,514

Oil & Gas Equipment & Services–1.13%

Halliburton Co.	731,601	31,049,146

Oil & Gas Exploration & Production–3.38%

Concho Resources Inc. (b)	274,360	35,738,134

Diamondback Energy Inc. (b)	316,781	30,372,962

Pioneer Natural Resources Co.	164,895	26,894,374

		93,005,470

Oil & Gas Storage & Transportation–1.03%

Cheniere Energy, Inc. (b)	624,807	28,241,276

Packaged Foods & Meats–1.58%

Pinnacle Foods Inc.	733,611	43,561,821

Pharmaceuticals–0.57%

Pacira Pharmaceuticals, Inc. (b)	395,550	15,624,225

Railroads–0.96%

Genesee & Wyoming Inc. -Class A (b)	403,005	26,259,806

	Shares	Value

Regional Banks–1.00%

Zions Bancorp.	605,522	$27,442,257

Restaurants–2.06%

Chipotle Mexican Grill, Inc. (b)	58,202	20,008,102

Domino’s Pizza, Inc.	196,355	36,620,207

		56,628,309

Semiconductors–4.63%

Cirrus Logic, Inc. (b)	310,265	19,062,682

Microchip Technology Inc.	473,407	37,891,496

Microsemi Corp. (b)	677,114	35,264,097

Qorvo, Inc. (b)	512,675	35,148,998

		127,367,273

Specialized REIT’s–3.65%

Equinix, Inc.	107,820	48,597,708

SBA Communications Corp. -Class A (b)	375,943	51,710,960

		100,308,668

Specialty Chemicals–1.28%

Sherwin-Williams Co. (The)	104,652	35,295,980

Specialty Stores–0.52%

Ulta Beauty, Inc. (b)	56,384	14,164,225

Systems Software–2.18%

ServiceNow, Inc. (b)	543,416	60,020,297

Technology Hardware, Storage & Peripherals–0.55%

NetApp, Inc.	345,913	15,019,543

Total Common Stocks & Other Equity Interests (Cost $2,213,285,731)		2,727,744,036

Money Market Funds–0.91%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	15,029,535	15,029,535

Treasury Portfolio – Institutional Class, 0.91% (d)	10,019,690	10,019,690

Total Money Market Funds (Cost $25,049,225)		25,049,225

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.11% (Cost $2,238,334,956)		2,752,793,261

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.56%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $15,323,449)(d)(e)	15,323,449	15,323,449

TOTAL INVESTMENTS–100.67% (Cost $2,253,658,405)		2,768,116,710

OTHER ASSETS LESS LIABILITIES–(0.67)%		(18,470,765)

NET ASSETS–100.00%		$2,749,645,945

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2017.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Growth Fund

A.    Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $319,733,871 and $341,005,501, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$570,523,519
Aggregate unrealized (depreciation) of investment securities	(60,355,888)
Net unrealized appreciation of investment securities	$510,167,631

Cost of investments for tax purposes is $2,257,949,079.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	VK-SCV-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–97.15%

Advertising–1.74%

MDC Partners Inc. -Class A (b)	4,547,879	$45,024,002

Agricultural & Farm Machinery–0.42%

AGCO Corp.	152,094	10,972,061

Asset Management & Custody Banks–4.56%

Affiliated Managers Group, Inc.	461,800	85,816,294
SEI Investments Co.	569,200	32,165,492
		117,981,786

Auto Parts & Equipment–3.62%

Dana Inc.	2,851,035	67,626,550
Modine Manufacturing Co. (c)	899,033	14,609,286
Motorcar Parts of America, Inc. (c)	411,016	11,496,118
		93,731,954

Automobile Manufacturers–1.54%

Winnebago Industries, Inc.	1,082,459	39,834,491

Building Products–2.85%

Builders FirstSource, Inc. (c)	3,564,912	55,862,171
Ply Gem Holdings Inc. (c)	1,020,582	17,860,185
		73,722,356

Construction & Engineering–3.28%

AECOM (c)	2,666,699	85,067,698

Construction Machinery & Heavy Trucks–1.74%

Meritor, Inc. (c)	2,603,578	44,989,828

Consumer Finance–4.76%

SLM Corp. (c)	6,928,900	76,772,212
Synchrony Financial	1,531,800	46,444,176
		123,216,388

Diversified Metals & Mining–0.53%

Ferroglobe PLC	1,077,714	13,773,185
Ferroglobe Representation & Warranty Insurance Trust (c)	1,203,948	0
		13,773,185

Electronic Components–3.56%

Belden Inc.	875,368	62,973,974
Vishay Intertechnology, Inc.	1,630,000	29,095,500
		92,069,474

Electronic Equipment & Instruments–2.16%

FLIR Systems, Inc.	1,498,159	55,911,294

Electronic Manufacturing Services–0.46%

Flex Ltd. (c)	738,539	11,809,239

	Shares	Value

Environmental & Facilities Services–0.71%

Team, Inc. (c)	1,281,909	$18,395,394

Health Care Distributors–3.23%

Cardinal Health, Inc.	569,800	44,022,748
McKesson Corp.	245,400	39,722,898
		83,745,646

Health Care Equipment–0.91%

Invacare Corp.	1,501,700	23,501,605

Health Care Facilities–6.68%

Acadia Healthcare Co., Inc. (c)	1,025,700	54,290,301
Brookdale Senior Living Inc. (c)	3,666,503	52,064,342
Capital Senior Living Corp. (c)	858,600	11,848,680
Hanger, Inc. (b)(c)	4,723,233	54,789,503
		172,992,826

Home Furnishings–0.55%

Ethan Allen Interiors Inc.	445,500	14,278,275

Homebuilding–2.02%

CalAtlantic Group, Inc.	404,100	14,183,910
LGI Homes, Inc. (c)	506,016	22,416,509
TRI Pointe Group, Inc. (c)	1,172,900	15,599,570
		52,199,989

Hotels, Resorts & Cruise Lines–2.97%

Norwegian Cruise Line Holdings Ltd. (c)	1,396,600	76,910,762

Human Resource & Employment Services–5.23%

Kelly Services, Inc. -Class A	430,462	9,586,389
Kforce Inc. (b)	2,071,490	38,736,863
ManpowerGroup Inc.	757,933	81,212,521
TrueBlue, Inc. (c)	234,243	5,984,908
		135,520,681

Industrial Machinery–1.71%

ITT Inc.	1,082,800	44,394,800

Investment Banking & Brokerage–6.22%

E*TRADE Financial Corp. (c)	2,047,000	83,927,000
LPL Financial Holdings, Inc.	1,687,187	77,205,677
		161,132,677

Leisure Products–2.70%

American Outdoor Brands Corp. (c)	2,206,473	45,607,797
Sturm, Ruger & Co, Inc.	193,807	11,163,283
Vista Outdoor Inc. (c)	564,405	13,032,112
		69,803,192

Life & Health Insurance–1.98%

CNO Financial Group, Inc.	2,236,718	51,176,108

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Oil & Gas Equipment & Services–3.20%

Forum Energy Technologies Inc. (c)	1,665,500	$22,067,875
Helix Energy Solutions Group Inc. (c)	3,004,500	19,649,430
Weatherford International PLC (c)	9,240,909	41,214,454
		82,931,759

Property & Casualty Insurance–3.09%

AmTrust Financial Services, Inc.	5,005,750	80,092,000

Real Estate Services–3.27%

Realogy Holdings Corp.	2,554,696	84,815,907

Regional Banks–5.18%

First Horizon National Corp.	2,447,367	42,657,607
SVB Financial Group (c)	355,900	63,506,796
Zions Bancorp.	620,300	28,111,996
		134,276,399

Research & Consulting Services–2.30%

Dun & Bradstreet Corp. (The)	152,909	16,936,201
Huron Consulting Group Inc. (c)	173,204	6,148,742
Navigant Consulting, Inc. (c)	1,195,228	20,235,210
Resources Connection Inc.	1,215,948	16,232,906
		59,553,059

Semiconductors–0.73%

ON Semiconductor Corp. (c)	1,265,500	18,919,225

Specialty Chemicals–1.51%

Flotek Industries, Inc. (c)	2,380,500	20,043,810
Kraton Corp. (c)	514,107	19,124,780
		39,168,590

	Shares	Value

Specialty Stores–0.23%

MarineMax, Inc. (c)	392,618	$5,869,639

Steel–4.99%

Allegheny Technologies, Inc.	2,682,500	50,806,550
Carpenter Technology Corp.	1,939,078	78,396,924
		129,203,474

Thrifts & Mortgage Finance–5.82%

BofI Holding, Inc. (c)	2,454,412	68,404,462
MGIC Investment Corp. (c)	3,391,113	39,574,289
Radian Group Inc.	2,459,486	42,844,246
		150,822,997

Trading Companies & Distributors–0.70%

BMC Stock Holdings, Inc. (c)	332,786	7,321,292
DXP Enterprises, Inc. (c)	381,300	10,901,367
		18,222,659
Total Common Stocks (Cost $2,127,201,962)		2,516,031,419

Money Market Funds–2.67%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	41,537,725	41,537,725
Treasury Portfolio – Institutional Class, 0.91% (d)	27,691,816	27,691,816
Total Money Market Funds (Cost $69,229,541)		69,229,541
TOTAL INVESTMENTS–99.82% (Cost $2,196,431,503)		2,585,260,960
OTHER ASSETS LESS LIABILITIES–0.18%		4,632,706
NET ASSETS–100.00%		$2,589,893,666

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2017 was $138,550,368, which represented 5.35% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

Invesco Small Cap Value Fund

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,516,031,419	$—	$0	$2,516,031,419
Money Market Funds	69,229,541	—	—	69,229,541
Total Investments	$2,585,260,960	$—	$0	$2,585,260,960

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended July 31, 2017.

	Value 04/30/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/17	Dividend Income
Hanger, Inc.	$61,827,120	$—	$—	$(7,037,617)	$—	$54,789,503	$—
Kforce Inc.	47,022,823	—	—	(8,285,960)	—	38,736,863	248,579
MDC Partners Inc. – Class A	40,703,517	—	—	4,320,485	—	45,024,002	—
Total	$149,553,460	$—	$—	$(11,003,092)	$—	$138,550,368	$248,579

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $150,919,995 and $304,456,212, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$593,973,504
Aggregate unrealized (depreciation) of investment securities	(207,034,961)
Net unrealized appreciation of investment securities	$386,938,543
Cost of investments for tax purposes is $2,198,322,417.

Invesco Small Cap Value Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	I-TEC-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.21%

Aerospace & Defense–2.61%

Raytheon Co.	124,788	$21,434,835

Application Software–2.30%

salesforce.com, inc. (b)	207,658	18,855,346

Biotechnology–6.84%

Alexion Pharmaceuticals, Inc. (b)	98,625	13,545,158
BioMarin Pharmaceutical Inc. (b)	91,453	8,023,172
Celgene Corp. (b)	185,228	25,081,723
Incyte Corp. (b)	70,801	9,437,065
		56,087,118

Cable & Satellite–4.56%

Charter Communications, Inc. -Class A (b)	27,893	10,931,546
DISH Network Corp. -Class A(b)	414,144	26,517,640
		37,449,186

Communications Equipment–0.52%

Palo Alto Networks, Inc. (b)	32,230	4,247,269

Consumer Electronics–4.26%

Sony Corp. (Japan)	851,000	34,969,760

Data Processing & Outsourced Services–6.33%

First Data Corp. -Class A (b)	593,446	11,073,702
Mastercard Inc. -Class A	114,517	14,635,273
Visa Inc. -Class A	263,187	26,202,898
		51,911,873

Electronic Equipment & Instruments–0.64%

Keysight Technologies, Inc. (b)	125,670	5,226,615

Health Care Equipment–2.04%

Intuitive Surgical, Inc. (b)	6,795	6,375,477
Stryker Corp.	70,226	10,330,244
		16,705,721

Home Entertainment Software–12.85%

Activision Blizzard, Inc.	310,140	19,160,449
Electronic Arts Inc. (b)	167,250	19,524,765
Nintendo Co., Ltd. (Japan)	93,300	31,724,963
Take-Two Interactive Software, Inc. (b)	231,275	18,381,737
UbiSoft Entertainment S.A. (France)(b)	262,125	16,576,018
		105,367,932

Internet & Direct Marketing Retail–9.64%

Amazon.com, Inc. (b)	60,809	60,065,914
Netflix Inc. (b)	36,150	6,567,009
Priceline Group Inc. (The) (b)	6,118	12,410,363
		79,043,286

	Shares	Value

Internet Software & Services–17.18%

Alibaba Group Holding Ltd. -ADR (China)(b)	226,516	$35,098,654
Alphabet Inc. -Class A (b)	46,753	44,204,961
Alphabet Inc. -Class C (b)	13,925	12,957,213
Baidu, Inc. -ADR (China)(b)	40,214	9,102,439
Facebook, Inc. -Class A (b)	233,465	39,513,951
		140,877,218

Life Sciences Tools & Services–1.10%

Thermo Fisher Scientific, Inc.	51,520	9,043,306

Managed Health Care–2.54%

UnitedHealth Group Inc.	108,657	20,841,499

Pharmaceuticals–2.88%

Allergan PLC	65,447	16,514,242
Eli Lilly and Co.	85,867	7,097,766
		23,612,008

Semiconductor Equipment–1.21%

Applied Materials, Inc.	224,296	9,938,556

Semiconductors–7.43%

Broadcom Ltd.	128,910	31,796,941
Integrated Device Technology, Inc. (b)	698,832	18,267,469
NVIDIA Corp.	67,140	10,910,921
		60,975,331

Systems Software–4.56%

Microsoft Corp.	436,052	31,700,980
ServiceNow, Inc. (b)	51,704	5,710,707
		37,411,687

Technology Hardware, Storage & Peripherals–7.32%

Apple Inc.	403,990	60,085,433

Wireless Telecommunication Services–2.40%

Sprint Corp. (b)	2,462,668	19,652,091
Total Common Stocks & Other Equity Interests (Cost $445,285,605)		813,736,070

Money Market Funds–0.79%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	3,884,037	3,884,037
Treasury Portfolio – Institutional Class, 0.91% (c)	2,589,358	2,589,358
Total Money Market Funds (Cost $6,473,395)		6,473,395
TOTAL INVESTMENTS–100.00% (Cost $451,759,000)		820,209,465
OTHER ASSETS LESS LIABILITIES–(0.00)%		(21,286)
NET ASSETS–100.00%		$820,188,179

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Investment Abbreviations:

ADR     —   American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Technology Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks—The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $34,969,760 and from Level 2 to Level 1 of $31,724,963, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$778,766,310	$34,969,760	$—	$813,736,070
Money Market Funds	6,473,395	—	—	6,473,395
Total Investments	$785,239,705	$34,969,760	$—	$820,209,465

Invesco Technology Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $84,919,266 and $90,223,490, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$366,545,769
Aggregate unrealized (depreciation) of investment securities	(723,762)
Net unrealized appreciation of investment securities	$365,822,007
Cost of investments for tax purposes is $454,387,458.

Invesco Technology Fund

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	MS-TECH-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.75%

Aerospace & Defense–2.62%

Raytheon Co.	14,464	$2,484,481

Application Software–2.31%

salesforce.com, inc. (b)	24,087	2,187,100

Biotechnology–6.86%

Alexion Pharmaceuticals, Inc. (b)	11,431	1,569,933
BioMarin Pharmaceutical Inc. (b)	10,635	933,009
Celgene Corp. (b)	21,514	2,913,211
Incyte Corp. (b)	8,221	1,095,777
		6,511,930

Cable & Satellite–4.58%

Charter Communications, Inc. -Class A (b)	3,236	1,268,221
DISH Network Corp. -Class A(b)	48,088	3,079,074
		4,347,295

Communications Equipment–0.52%

Palo Alto Networks, Inc. (b)	3,729	491,408

Consumer Electronics–4.28%

Sony Corp. (Japan)	98,900	4,064,053

Data Processing & Outsourced Services–6.39%

First Data Corp. -Class A (b)	69,246	1,292,130
Mastercard Inc. -Class A	13,316	1,701,785
Visa Inc. -Class A	30,807	3,067,145
		6,061,060

Electronic Equipment & Instruments–0.64%

Keysight Technologies, Inc. (b)	14,679	610,500

Health Care Equipment–2.04%

Intuitive Surgical, Inc. (b)	789	740,287
Stryker Corp.	8,145	1,198,130
		1,938,417

Home Entertainment Software–12.94%

Activision Blizzard, Inc.	36,263	2,240,328
Electronic Arts Inc. (b)	19,442	2,269,659
Nintendo Co., Ltd. (Japan)	10,900	3,706,346
Take-Two Interactive Software, Inc. (b)	26,853	2,134,276
UbiSoft Entertainment S.A. (France)(b)	30,508	1,929,237
		12,279,846

Internet & Direct Marketing Retail–9.68%

Amazon.com, Inc. (b)	7,061	6,974,715
Netflix Inc. (b)	4,190	761,155
Priceline Group Inc. (The) (b)	715	1,450,377
		9,186,247

	Shares	Value

Internet Software & Services–17.28%

Alibaba Group Holding Ltd. -ADR (China)(b)	26,323	$4,078,749
Alphabet Inc. -Class A (b)	5,458	5,160,539
Alphabet Inc. -Class C (b)	1,620	1,507,410
Baidu, Inc. -ADR (China)(b)	4,673	1,057,734
Facebook, Inc. -Class A (b)	27,138	4,593,106
		16,397,538

Life Sciences Tools & Services–1.11%

Thermo Fisher Scientific, Inc.	6,019	1,056,515

Managed Health Care–2.55%

UnitedHealth Group Inc.	12,593	2,415,463

Pharmaceuticals–2.91%

Allergan PLC	7,644	1,928,811
Eli Lilly and Co.	10,029	828,997
		2,757,808

Semiconductor Equipment–1.22%

Applied Materials, Inc.	26,084	1,155,782

Semiconductors–7.47%

Broadcom Ltd.	14,968	3,692,007
Integrated Device Technology, Inc. (b)	81,143	2,121,078
NVIDIA Corp.	7,843	1,274,566
		7,087,651

Systems Software–4.58%

Microsoft Corp.	50,689	3,685,090
ServiceNow, Inc. (b)	6,000	662,700
		4,347,790

Technology Hardware, Storage & Peripherals–7.36%

Apple Inc.	46,912	6,977,222

Wireless Telecommunication Services–2.41%

Sprint Corp. (b)	286,222	2,284,052
Total Common Stocks & Other Equity Interests (Cost $61,867,264)		94,642,158

Money Market Funds–0.54%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	307,205	307,205
Treasury Portfolio – Institutional Class, 0.91% (c)	204,804	204,804
Total Money Market Funds (Cost $512,009)		512,009
TOTAL INVESTMENTS–100.29% (Cost $62,379,273)		95,154,167
OTHER ASSETS LESS LIABILITIES–(0.29)%		(270,602)
NET ASSETS–100.00%		$94,883,565

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Investment Abbreviations:

ADR    —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Technology Sector Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $4,064,053 and from Level 2 to Level 1 of $3,706,346, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$90,578,105	$4,064,053	$—	$94,642,158
Money Market Funds	512,009	—	—	512,009
Total Investments	$91,090,114	$4,064,053	$—	$95,154,167

Invesco Technology Sector Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $9,936,043 and $12,567,833, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$32,498,233
Aggregate unrealized (depreciation) of investment securities	(82,844)
Net unrealized appreciation of investment securities	$32,415,389
Cost of investments for tax purposes is $62,738,778.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	VK-VOPP-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–97.33%

Advertising–1.92%

Omnicom Group Inc.	200,655	$15,799,575

Agricultural & Farm Machinery–0.56%

AGCO Corp.	63,304	4,566,751

Asset Management & Custody Banks–4.86%

Affiliated Managers Group, Inc.	165,200	30,699,116
SEI Investments Co.	164,500	9,295,895
		39,995,011

Auto Parts & Equipment–3.68%

Dana Inc.	1,276,800	30,285,696

Construction & Engineering–3.85%

AECOM (b)	993,790	31,701,901

Consumer Finance–6.53%

SLM Corp. (b)	2,176,900	24,120,052
Synchrony Financial	976,900	29,619,608
		53,739,660

Diversified Banks–11.44%

Bank of America Corp.	1,172,766	28,287,116
Citigroup Inc.	446,421	30,557,517
JPMorgan Chase & Co.	365,864	33,586,315
Wells Fargo & Co.	31,625	1,705,853
		94,136,801

Electronic Components–2.61%

Belden Inc.	298,392	21,466,320

Electronic Equipment & Instruments–2.35%

FLIR Systems, Inc.	516,900	19,290,708

Electronic Manufacturing Services–0.64%

Flex Ltd. (b)	331,380	5,298,766

Health Care Distributors–6.48%

Cardinal Health, Inc.	383,300	29,613,758
McKesson Corp.	146,600	23,730,142
		53,343,900

Health Care Facilities–2.66%

Acadia Healthcare Co., Inc. (b)	114,800	6,076,364
Brookdale Senior Living Inc. (b)	1,110,467	15,768,631
		21,844,995

Homebuilding–1.43%

CalAtlantic Group, Inc.	119,900	4,208,490
D.R. Horton, Inc.	211,100	7,534,159
		11,742,649

	Shares	Value

Hotels, Resorts & Cruise Lines–4.83%

Carnival Corp.	239,400	$15,987,132
Norwegian Cruise Line Holdings Ltd. (b)	430,600	23,713,142
		39,700,274

Human Resource & Employment Services–1.92%

ManpowerGroup Inc.	147,100	15,761,765

Industrial Machinery–1.98%

ITT Inc.	396,900	16,272,900

Investment Banking & Brokerage–6.76%

E*TRADE Financial Corp. (b)	373,500	15,313,500
LPL Financial Holdings, Inc.	517,022	23,658,927
TD Ameritrade Holding Corp.	363,500	16,622,855
		55,595,282

Life & Health Insurance–3.85%

Aflac, Inc.	102,700	8,190,325
MetLife, Inc.	426,800	23,474,000
		31,664,325

Managed Health Care–3.97%

Anthem, Inc.	121,100	22,550,031
Cigna Corp.	58,400	10,135,904
		32,685,935

Oil & Gas Equipment & Services–1.56%

Weatherford International PLC (b)	2,870,073	12,800,526

Oil & Gas Exploration & Production–1.33%

Apache Corp.	221,900	10,979,612

Pharmaceuticals–3.35%

Mylan N.V. (b)	421,300	16,426,487
Novartis AG (Switzerland)	131,100	11,170,137
		27,596,624

Property & Casualty Insurance–4.07%

AmTrust Financial Services, Inc.	2,094,045	33,504,720

Real Estate Services–2.96%

Realogy Holdings Corp.	734,050	24,370,460

Regional Banks–1.63%

SVB Financial Group (b)	75,300	13,436,532

Research & Consulting Services–0.87%

Dun & Bradstreet Corp. (The)	64,952	7,194,084

Semiconductors–0.99%

ON Semiconductor Corp. (b)	543,400	8,123,830

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Steel–2.32%

Allegheny Technologies, Inc.	1,009,300	$19,116,142

Systems Software–2.96%

Oracle Corp.	487,900	24,360,847

Thrifts & Mortgage Finance–2.97%

MGIC Investment Corp. (b)	1,004,516	11,722,702
Radian Group Inc.	728,549	12,691,323
		24,414,025
Total Common Stocks (Cost $718,625,403)		800,790,616

	Shares	Value

Money Market Funds–2.79%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	13,775,650	$13,775,650
Treasury Portfolio – Institutional Class, 0.91% (c)	9,183,767	9,183,767
Total Money Market Funds (Cost $22,959,417)		22,959,417
TOTAL INVESTMENTS–100.12% (Cost $741,584,820)		823,750,033
OTHER ASSETS LESS LIABILITIES–(0.12)%		(1,003,756)
NET ASSETS–100.00%		$822,746,277

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Value Opportunities Fund

E. Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $47,412,203 and $ 50,014,574, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$129,321,823
Aggregate unrealized (depreciation) of investment securities	(53,346,796)
Net unrealized appreciation of investment securities	$75,975,027
Cost of investments for tax purposes is $747,775,006.

Invesco Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 29, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.